Shareholders Equity	12 Months Ended
Jun. 30, 2024
Shareholders Equity
Shareholders' Equity

19. Shareholders’ Equity

Share capital and share premium

The Group's share capital is represented by common shares with a nominal value of ARS 1 per share and one vote each.

On February 17, 2021, the Company announced the launch of its public offering of shares for up to 90 million shares (or the equivalent of 9 million ADS) and 90,000,000 options to subscribe for new common shares, to registered holders as of February 19, 2021. Each common share entities its holder to subscribe for 0.1794105273 new common shares and to receive, free of charge, for each new common share that it purchases pursuant to this offering, one warrant to purchase one additional common share. The final subscription price for the new shares was ARS 70.31 or USD 0.472 and for the new ADS it was USD 4.72. The new registered shares, with a nominal value of ARS 1 (one peso) each and with the right to one vote per share, give the right to receive dividends on the same terms as the current shares in circulation.

On March 5, 2021, having concluded the period to exercise the pre-emptive subscription right, the Company's shareholders have subscribed under the pre-emptive right the amount of 87,264,898 new shares, that is, 97% of the shares offered. , and have requested through the right to accrue 26,017,220 additional new shares, for which 2,735,102 new shares were issued, thus completing the issuance of all 90,000,000 new shares (or their equivalent in ADSs ) offered.

Likewise, 90,000,000 warrants were issued that will empower holders through their exercise to acquire up to 90,000,000 new shares. The exercise price of the options is USD 0.566. The options may be exercised quarterly from the 90th day of their issuance on the 17th to the 25th (inclusive) of the months of February, May, September and November of each year (provided that said dates are business days in the city. of New York and in the Autonomous City of Buenos Aires) until maturity 5 years from the date of issue. These options have been considered as equity instruments.

The Company received all the funds in the amount of ARS 7,612 (net of ARS 107 for issuance expenses) and issued the new shares, increasing the capital stock to ARS 592 million. The amounts are expressed in the currency of the transaction date.

Inflation adjustment of share capital

The inflation adjustment related to share capital is allocated to an inflation adjustment account that forms part of shareholders' equity. The balance of this account could be applied towards the issuance of common stock to shareholders of the Company and to the absorption of negative retained earnings.

Treasury shares

On July 22, 2022, the Board of Directors of Cresud approved the terms and conditions for the acquisition of common shares issued by the Company under the terms of article 64 of Law No. 26,831 and the CNV Regulations, for up to a maximum amount of ARS 1,000 million and up to 10% of the Company's capital stock, up to 25% of the average volume of daily transactions of Shares and ADSs in the markets during the previous 90 days and up to ARS 140 per Share and up to USD 7.00 per ADS. Likewise, the repurchase term was set up to 120 days after the publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On September 21, 2022, the above mention plan was completed, having acquired the equivalent of 5,676,603 common shares that represent approximately 99.00% of the approved program and 0.96% of the share capital.

On November 11, 2022, the Board of Directors of Cresud approved a new program for the repurchase of common shares issued by the Company and established the terms and conditions for the acquisition of common shares issued by the Company under the terms of article 64 of Law No. 26,831 and the CNV Regulations, for up to a maximum amount of ARS 4,000 million and up to 10% of the Company's capital stock, up to 25% of the average volume of daily transactions of shares and ADSs in the markets during the previous 90 days and up to ARS 205 per share and up to USD 6.50 per ADS. Likewise, the repurchase term was set, up to 180 days after the publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On May 10, 2023, the Company communicated the modification of the acquisition price of its own shares in ARS up to a maximum value of ARS 425 per share and extend the term for the repurchase of Company shares for up to 180 additional days, maintaining the remaining terms and conditions that were duly informed and decided by the Board of Directors on November 11, 2022.

On January 18, 2024, CRESUD reported that the Share Buyback Program approved by the Board of Directors on November 11, 2022, for up to the sum of ARS 4,000 million, ended having acquired the equivalent of 13,474,104 ordinary shares, which represent approximately 99.94% of the approved program.

Warrants

Common stock purchase options (warrants), issued by IRSA with common shares during the fiscal year and treated as equity instruments, are recorded as a separate component of the equity and are measured at cost; represented by fair value on the issue date using the Black-Scholes pricing model, which incorporates certain inputs assumptions, including shares price and volatility, risk-free interest rate, and warrant maturity.

At the time of the exercise of the warrants by the holders, the warrants are transferred to share capital for the nominal value of the issued shares and the difference with the product is recognized in the share premium.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital and inflation adjustment of share capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Company has not reached the legal limit of this reserve.

Special reserve GR 609/12

The CNV, through General Ruling N° 562/9 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt the IFRS, IASB for companies subject to the public offering regime ruled by Law 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime. The Group has applied IFRS, as issued by the IASB, for the first time in the year beginning July 1, 2012, with the transition date being July 1, 2011. Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve, to reflect the positive difference between the balance at the beginning of retained earnings disclosed in the first Financial Statements prepared according to IFRS and the balance at closing of retained earnings disclosed in the last Financial Statements prepared in accordance with previously effective accounting standards. The reserve recorded in due course amounted to ARS 993, which as of June 30, 2018 were fully used to absorb the negative balances in the retained earnings account. During fiscal year ended June 30, 2018, the Company’s Board of Directors decided to change the accounting policy of investment property from the cost method to the fair value method, as allowed by IAS 40.

Special reserve

On October 28, 2022 the Ordinary Shareholders’ Meeting, established a special reserve that amounts to ARS 131,647 as of June 30, 2024.

Dividends

During the year ended June 30, 2022 there was no distribution of dividends.

On October 28, 2022 and April 27, 2023 the Ordinary and Extraordinary Shareholders' Meeting approved the distribution of a dividend to shareholders for up to ARS 3,100 million and ARS 21,900 million, respectively. As of the date of these financial statements, they were paid in full.

On October 5, 2023, the Ordinary and Extraordinary Shareholders' Meeting of CRESUD approved distribution the distribution of a cash dividend for the sum of ARS 22,000 million and a dividend in kind through the delivery of 22,090,627 shares nominal value ARS 10 per share of IRSA owned by the Company, amount restated by the settlement derived from the distribution of bonus shares and change of par value, by applying a conversion ratio that for each share of nominal value ARS 1 corresponded to 0.90780451408 shares of nominal value ARS 10, according to the price of said shares as of October 4, 2023 which amounts to the sum of ARS 644.75. In addition, on May 2, 2024 a new distribution of a cash dividend was approved for the sum of ARS 30,000 (See Note 36). As of the date of these financial statements, they were paid in full.

The amounts are expressed in currency defined as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Distribution of treasury shares

On October 28, 2022, the Ordinary and Extraordinary Shareholders' Meeting approved the creation of a new incentive plan for employees, management and directors to join without a share premium for up to 0.96% of the Share Capital.

On April 27, 2023, the Ordinary and Extraordinary Shareholders' Meeting of Cresud approved the distribution of 13,000,000 treasury shares to the shareholders, in proportion to their holdings by virtue of the provisions of Article 67 of Law 26,831.

Additional paid-in capital from treasury shares

When the treasury shares are sold, the difference between the net realization value of the treasury shares sold and their acquisition cost will be allocated, both in the case of positive or negative results, to an account of non-capitalized contributions. of the owners that will be denominated " Additional paid-in capital from treasury shares".